Share-based payment - Capital reserve (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Capital reserves (Note 21.2)	R$ 1,153,554	R$ 1,165,605
Stock option plan
Disclosure of reserves within equity [line items]
Capital reserves (Note 21.2)	R$ 32,278	R$ 39,737